111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

June 27, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® Income Fund, MFS® Lifetime® 2020 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund and MFS® Lifetime® 2055 Fund (the “Funds”); Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 48 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 46 to the above-captioned Registration Statement, except in the case of the Prospectuses and Statement of Additional Information (“SAI”) of the Funds, which have not been marked.

This Amendment is being filed for the purpose of adding new Class R5 shares and in connection therewith, making certain other minor and conforming changes.

Additionally, the wording “report does not exist” which appears throughout the Prospectuses will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn